Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 4,286,481	$ 3,224,059	$ 15,023
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 166,011	$ 716,711	$ 716,710